Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 357,576	$ 321,903
Accumulated depreciation and amortization	(221,346)	(196,479)
Property and equipment, net	136,230	125,424
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	676	676
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	100,086	93,033
Machinery, Vehicles and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	130,958	120,811
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	101,311	83,354
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 24,545	$ 24,029